Equity Method Investments (Details) - Schedule of equity method investment - Aria Energy LLC [Member] - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2020
Schedule of Equity Method Investments [Line Items]
Assets	$ 186,521	$ 171,288
Liabilities	14,862	13,570
Net assets	171,659	157,718
Aria’s share of equity in net assets	$ 85,299	$ 77,993